SUMMARY OF THE COMPANYS WARRANTS ACTIVITIES (Details)	Number of Warrant Shares [Member]	Exercise Price Range Per Share [Member]	Average Exercise Price [Member]	Fair Value at Rate of Issuance [Member]	Aggregate Intrinsic Value [Member]
Balance; at Mar. 31, 2012	0	0	0	0	0
Granted	1,152,000	0.6405	0.6405	411,805	0
Canceled	0	0	0	0	0
Exercised	0	0	0	0	0
Expired	0	0	0	0	0
Unvested at Dec. 31, 2012	1,152,000	0.6405	0.6405	411,805	0
Earned and exercisable at Dec. 31, 2012	1,152,000	0.6405	0.6405	411,805	0
Balance; at Dec. 31, 2012	1,152,000	0.6405	0.6405	411,805	0